Stock Incentive Plan - Summary of the Company's Stock Option Activity under its Stock Option Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Shares Available for Grant, Beginning Balance		344,456	250,464
Shares Available for Grant, Authorized		2,205,000	596,414
Shares Available for Grant, Granted		(408,464)	(902,544)
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Exercised During Period			0
Shares Available for Grant, Cancelled		32,029	400,122
Shares Available for Grant, Ending Balance		2,173,021	344,456	250,464
Number of Options, Beginning Balance		2,441,889	2,334,830
Number of Options, Granted	276,843	408,464	902,544
Issuance of common stock upon the exercise of stock options, Shares		(47,539)	(395,363)
Number of Options, Cancelled		(32,059)	(400,122)
Number of Options, Ending Balance		2,770,785	2,441,889	2,334,830
Number of Options, Exercisable		1,316,271	958,319
Weighted-Average Exercise Price, Beginning Balance		$ 5.17	$ 3.29
Weighted-Average Exercise Price, Granted		12.39	7.94
Weighted-Average Exercise Price, Exercised		4.61	2.23
Weighted-Average Exercise Price, Cancelled		4.86	3.35
Weighted-Average Exercise Price, Ending Balance		6.25	5.17	$ 3.29
Weighted-Average Exercise Price, Exercisable		$ 4.00	$ 3.01
Remaining Contractual Term (Years), Balance		7 years 10 months 13 days	8 years 7 days	8 years 4 months 13 days
Remaining Contractual Term (Years), Exercisable		6 years 10 months 17 days	9 years 9 months 3 days
Aggregate Intrinsic Value, Beginning Balance		$ 14,844	$ 11,441
Aggregate Intrinsic Value, Ending Balance		8,660	14,844	$ 11,441
Aggregate Intrinsic Value, Exercisable		$ 6,388	$ 8,101